Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 2, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 033-62470 and 811-07704)

Schwab Monthly Income Fund – Moderate Payout
Schwab Monthly Income Fund – Enhanced Payout
Schwab Monthly Income Fund – Maximum Payout

Post-Effective Amendment No. 214

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated April 28, 2022, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel